Post-Employment and Other Long-Term Employees Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Compensation And Retirement Disclosure [Abstract]
Changes in Benefit Obligation and Plan Assets

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Change in benefit obligation:
Benefit obligation at beginning of year	1,165	1,216	94	101
Service cost	33	36	17	13
Interest cost	27	21	1	1
Employee contributions	4	4	—	—
Benefits paid	(22)	(25)	(6)	(5)
Effect of settlement	(14)	(8)	—	—
Business combination	—	3	—	—
Actuarial (gain) loss	(260)	(48)	(15)	—
Foreign currency translation and other adjustments	(47)	(34)	(5)	(16)
Benefit obligation at end of year	886	1,165	86	94

Change in plan assets:
Plan assets at fair value at beginning of year	743	718	—	—
Return on plan assets	(157)	32	—	—
Employer contributions	25	17	—	—
Employee contributions	4	4	—	—
Benefits paid	(9)	(12)	—	—
Effect of settlement	(14)	(8)	—	—
Business combination	—	2	—	—
Foreign currency translation and other adjustments	(25)	(10)	—	—
Plan assets at fair value at end of year	567	743	—	—
Funded status	(319)	(422)	(86)	(94)

Net amount recognized in the consolidated balance sheets consisted of the following:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Non-current assets	9	15	—	—
Current liabilities	(11)	(11)	(5)	(4)
Long-term liabilities	(317)	(426)	(81)	(90)
Net amount recognized	(319)	(422)	(86)	(94)

Accumulated Other Comprehensive Income (Loss) Before Tax Effects

The components of accumulated other comprehensive loss (income) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Accumulated other comprehensive loss as of December 31, 2020	216	3	219
Net amount generated/arising in current year	(56)	—	(56)
Amortization	(12)	(1)	(13)
Foreign currency translation adjustment	(6)	—	(6)
Accumulated other comprehensive loss as of December 31, 2021	142	2	144
Net amount generated/arising in current year	(84)	—	(84)
Amortization	(3)	(1)	(4)
Foreign currency translation adjustment	(10)	—	(10)
Accumulated other comprehensive loss as of December 31, 2022	45	1	46

Schedule of Accumulated Benefit Obligations

The accumulated benefit obligations were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Accumulated benefit obligations	778	1,004	25	79

Components of Net Periodic Benefit Cost

The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Service cost	33	36	31	17	13	11
Interest cost	27	21	21	1	1	1
Expected return on plan assets	(23)	(24)	(23)	—	—	—
Amortization of actuarial net loss (gain)	6	12	12	(14)	—	3
Amortization of prior service cost	1	1	1	—	—	—
Effect of settlement	—	—	1	—	—	—
Net periodic benefit cost	44	46	43	4	14	15

Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets

The weighted average assumptions used in the determination of the benefit obligation and the plan assets for the pension plans and the other long-term benefits were as follows:

Assumptions	2022	2021
Discount rate	4.18%	1.84%
Salary increase rate	2.31%	2.27%
Expected long-term rate of return on funds for the pension expense of the following year	2.66%	3.19%

The weighted average assumptions used in the determination of the net periodic benefit cost for the pension plans and the other long-term benefits were as follows:

Assumptions	2022	2021	2020
Discount rate	1.84%	1.45%	1.95%
Salary increase rate	2.27%	2.43%	2.48%
Expected long-term rate of return on funds for the pension expense of the year	3.19%	3.44%	4.04%

Pension Plan Asset Allocation

The Company’s pension plan asset allocation as of December 31, 2022 and December 31, 2021 is as follows:

	Percentage of Plan Assets as of December 31,
Asset Category	2022	2021
Cash and cash equivalents	1%	1%
Equity securities	17%	17%
Government debt securities	10%	12%
Corporate debt securities	21%	22%
Investments in funds(a)	16%	21%
Real estate	1%	1%
Other (mainly insurance assets – contracts and reserves)	34%	26%
Total	100%	100%

(a)

As of December 31, 2022, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of fixed income (79%) - mainly corporate bonds, time deposits and money market (11%) and other instruments (10%). As of December 31, 2021, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of fixed income (73%) - mainly corporate bonds, equity (15%) and other instruments (12%).

Pension Plan Asset Allocation Including Fair-Value Measurements

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as of December 31, 2022 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	4	4	—	—
Equity securities	95	1	94	—
Government debt securities	59	—	59	—
Corporate debt securities	120	—	98	22
Investment funds	87	1	86	—
Real estate	6	—	6	—
Other (mainly insurance assets – contracts and reserves)	194	—	38	156
TOTAL	565	6	381	178

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as of December 31, 2021 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	5	5	—	—
Equity securities	130	2	128	—
Government debt securities	87	—	87	—
Corporate debt securities	164	—	139	25
Investment funds	156	1	155	—
Real estate	10	—	10	—
Other (mainly insurance assets – contracts and reserves)	191	—	49	142
TOTAL	743	8	568	167

Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3)

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2022 and December 31, 2022 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2022	167
Contributions (employer and employee)	21
Net benefit payments (a)	9
Settlements	(14)
Foreign currency translation adjustment	(5)
December 31, 2022	178

(a)	Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2021 and December 31, 2021 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2021	162
Contributions (employer and employee)	15
Actual return on plan assets	2
Net benefit payments (a)	1
Settlements	(8)
Foreign currency translation adjustment	(5)
December 31, 2021	167

(a)	Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

Estimated Future Benefit Payments

The Company’s estimated future benefit payments as of December 31, 2022 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2023	41	5
2024	46	6
2025	57	9
2026	70	8
2027	51	9
From 2028 to 2032	319	43